Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
October 28, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds) CIK No. 0000105377, AIM Funds Group (Invesco Funds Group) CIK No. 0000019034, AIM Growth Series (Invesco Growth Series) CIK No. 0000202032, AIM Investment Funds (Invesco Investment Funds) CIK No. 0000826644, AIM International Mutual Funds (Invesco International Mutual Funds) CIK No. 0000880859, AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790, AIM Sector Funds (Invesco Sector Funds) CIK No. 0000725781 and AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Invesco Asia Pacific Growth Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Balanced-Risk Retirement Now Fund, Invesco Capital Development Fund, Invesco Charter Fund, Invesco China Fund, Invesco Commodities Strategy Fund, Invesco Constellation Fund, Invesco Convertible Securities Fund, Invesco Disciplined Equity Fund, Invesco Developing Markets Fund, Invesco Diversified Dividend Fund, Invesco Dynamics Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco European Small Company Fund, Invesco Global Advantage Fund, Invesco Global Core Equity Fund, Invesco Global Equity Fund, Invesco Global Growth Fund, Invesco Global Health Care Fund, Invesco Global Real Estate Fund, Invesco Global Small & Mid Cap Growth Fund, Invesco Gold & Precious Metals Fund, Invesco Growth Allocation Fund, Invesco High Income Municipal Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco International Core Equity Fund, Invesco International Growth Fund, Invesco International Small Company Fund, Invesco International Total Return Fund, Invesco Leisure Fund, Invesco Limited Maturity Treasury Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Pacific Growth Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund, Invesco Small Companies Fund, Invesco Summit Fund, Invesco Tax-Exempt Cash Fund, Invesco Tax-Free Intermediate Fund, Invesco Technology Fund, Invesco Technology Sector Fund, Invesco U.S. Government Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Value Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Corporate Bond Fund, Invesco Van Kampen High Yield Municipal Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Leaders Fund, Invesco

Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Municipal Income Fund, Invesco Van Kampen New York Tax Free Income Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen U.S. Mortgage Fund, Invesco Van Kampen Value Opportunities Fund (collectively the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on October 7, 2011 (Accession Number: 0000950123-11-089079).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson Peter A. Davidson
Assistant General Counsel